FINANCIAL DEBT (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current and non-current financial debt
Current financial debt	$ 41,602	$ 48,031
Non-current financial debt	158,598	158,897
Total financial debt	200,200	206,928
Bank overdrafts
Current and non-current financial debt
Current financial debt	3,953	13,219
Securities' caution
Current and non-current financial debt
Current financial debt		419
Bank and other financial entities loans - principal
Current and non-current financial debt
Current financial debt	7,618	18,379
Notes - principal
Current and non-current financial debt
Current financial debt	13,789
NDF (Note 22)
Current and non-current financial debt
Current financial debt	516	491
Loans for purchase of equipment
Current and non-current financial debt
Current financial debt	2,456	2,042
Accrued interest and related expenses
Current and non-current financial debt
Current financial debt	13,270	13,481
Notes - principal
Current and non-current financial debt
Non-current financial debt	56,533	55,171
Bank and Other Financial Entities Loans, Non Current [Member]
Current and non-current financial debt
Non-current financial debt	73,445	77,173
NDF (Note 22)
Current and non-current financial debt
Non-current financial debt	11	19
Loans for purchase of equipment
Current and non-current financial debt
Non-current financial debt	4,160	3,663
Accrued interests and related expenses
Current and non-current financial debt
Non-current financial debt	$ 24,449	$ 22,871